CORPORATE INFORMATION AND GOING CONCERN	12 Months Ended
Dec. 31, 2025
Disclosure of corporate information [Abstract]
CORPORATE INFORMATION AND GOING CONCERN [Text Block]

1. CORPORATE INFORMATION AND GOING CONCERN

BTQ Technologies Corp. (formerly Sonora Gold & Silver Corp.) ("the Company") was incorporated on November 23, 1983 under the Business Corporations Act (British Columbia). The principal activity of the Company is the development of computer-based technology related to post-quantum cryptography, particularly as it applies to blockchain and related technologies, and their protection from the emerging security risk of quantum computing. The Company's registered office is located at Suite 2500, 700 West Georgia Street, Vancouver, BC, Canada, V7Y 1B3. The Company's common shares trade on both Cboe Canada and Nasdaq under the ticker symbol "BTQ".

These consolidated financial statements have been prepared on the going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. During the year ended December 31, 2025, the Company has a net loss and negative cash flow from operations. As at December 31, 2025, the Company has an accumulated deficit of $65,250,962. The Company's ability to continue its operations and to realize its assets at their carrying values is dependent upon obtaining additional financing and generating revenues sufficient to cover its operating costs. Management is of the opinion that sufficient working capital will be obtained from external financing to meet the Company's liabilities and commitments as they become due, although there is a risk that additional financing will not be available on a timely basis or on terms acceptable to the Company. These factors indicate a material uncertainty that may cast significant doubt on the ability of the Company to continue as a going concern. These consolidated financial statements do not reflect any adjustments that may be necessary if the Company is unable to continue as a going concern. Such adjustments could be material.